Inventories (Details) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Total		$ 17,689	$ 17,325
GE
Inventory [Line Items]
Raw materials and work in process		9,820	9,760
Finished goods		7,126	7,161
Unbilled shipments		755	609
Inventory, Gross, Total		17,701	17,530
Less revaluation to LIFO		(62)	(273)
Total	[1]	17,639	17,257
GECC
Inventory [Line Items]
Finished goods		50	68
Total		$ 50	$ 68

[1]	(a) Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.